Cover	Jan. 16, 2024
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2024
Entity File Number	001-36786
Entity Registrant Name	Restaurant Brands International Inc.
Entity Central Index Key	0001618756
Entity Tax Identification Number	98-1202754
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	130 King Street West
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1E1
City Area Code	905
Local Phone Number	339-6011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	QSR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Restaurant Brands International Limited Partnership [Member]
Entity Information [Line Items]
Entity File Number	001-36787
Entity Registrant Name	Restaurant Brands International Limited Partnership
Entity Central Index Key	0001618755
Entity Tax Identification Number	98-1206431
Entity Incorporation, State or Country Code	A6